SCHEDULE OF CONDENSED STATEMENTS OF FINANCIAL POSITION (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares	Apr. 01, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
SHAREHOLDERS’ DEFICIT
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized		500,000,000						500,000,000
Ordinary shares, shares issued		100						100
Ordinary shares, shares outstanding		100						100
Total shareholders deficit		$ (33,113)						¥ (241,700)
Net loss	¥ (241,700)	(33,113)
Net cash used in operating activites
Net decrease in cash and cash equivalents
Youlife International Holdings Inc [Member]
Current assets
Cash and bank equivalents		17,335,000		$ 26,117,000				126,531,000		¥ 185,425,000	¥ 307,981,000
Prepayments, other receivables and other assets		34,044,000		26,615,000				248,494,000		188,961,000	43,995,000
Total current assets		91,324,000		97,136,000				666,589,000		689,652,000	710,022,000
Total non current assets		33,122,000		60,324,000				241,774,000		428,297,000	274,604,000
Total assets		124,446,000		157,460,000				908,363,000		1,117,949,000	984,626,000
Commitments and contingencies
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively) | ¥										1,006,048,000	1,006,048,000
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)		$ 20,000		$ 21,000				¥ 149,000		¥ 149,000	¥ 149,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		379,021,190		379,021,190				379,021,190		379,021,190	379,021,190
Ordinary shares, shares issued		221,777,718		221,777,718				221,777,718		221,777,718	221,777,718
Ordinary shares, shares outstanding		221,777,718		221,777,718				221,777,718		221,777,718	221,777,718
Treasury shares		$ (4,000)		$ (4,000)				¥ (31,000)		¥ (31,000)	¥ (31,000)
Additional paid-in capital		24,091,000		25,007,000				175,847,000		177,547,000	226,278,000
Statutory surplus reserve		1,283,000		1,298,000				9,367,000		9,217,000	8,253,000
Accumulated losses		(85,185,000)		(77,439,000)				(621,794,000)		(549,812,000)	(647,669,000)
Total shareholders deficit		(59,795,000)		(51,117,000)				¥ (436,462,000)		¥ (362,930,000)	¥ (413,020,000)
Administrative expenses		(17,359,000)	¥ (126,705,000)	(16,249,000)	¥ (115,367,000)		¥ (209,868,000)
Financial income, net		(540,000)	(3,941,000)	215,000	1,530,000		18,446,000
Income of subsidiaries		(1,208,000)	(8,820,000)	4,129,000	29,312,000		16,010,000
(LOSS)/PROFIT BEFORE TAX		(5,657,000)	(41,298,000)	6,904,000	49,016,000		(72,544,000)
(LOSS)/PROFIT BEFORE TAX		(1,519,000)	(11,090,000)	4,261,000	30,256,000		(18,551,000)
Income tax (expenses)/benefits		1,519,000	11,090,000	(4,261,000)	(30,256,000)		18,551,000
Net (loss)/profit for the year		(7,174,000)			99,263,000		(97,315,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							130,011,000
Net loss		(7,174,000)	(52,376,000)	13,980,000	99,263,000		(223,534,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.		(7,174,000)	(52,376,000)	13,980,000	99,263,000		(93,523,000)
Net cash used in operating activites		859,000	6,263,000	1,620,000	11,501,000		(17,258,000)
Net cash generated from investing activities		(1,490,000)	(10,876,000)	(3,184,000)	(22,605,000)		(51,674,000)
Net cash generated from (used in) financing activities		(7,440,000)	(54,305,000)	(32,654,000)	(231,838,000)		17,621,000
Exchange rate effect on cash and cash equivalents		3,000	24,000	413,000	2,931,000		3,989,000
Cash and cash equivalents at beginning of year from continuing operations		25,403,000	185,425,000	43,378,000	307,981,000		468,838,000
Cash and cash equivalents at end of the year from continuing operations	126,531,000	$ 17,335,000	126,531,000	$ 25,403,000	185,425,000	$ 43,378,000	307,981,000
Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Current assets
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810
Mezzanine equity, shares issued		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810
Mezzanine equity, shares outstanding		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810
Parent Company [Member] | Youlife International Holdings Inc [Member]
Current assets
Cash and bank equivalents		$ 12,000		$ 74				¥ 84,000		¥ 523,000	¥ 19,297,000
Prepayments, other receivables and other assets		31,259,000		35,639				228,170,000		253,036,000	244,400,000
Total current assets		31,271,000		35,713				228,254,000		253,559,000	263,697,000
Investments		46,762,000		54,868				341,332,000		389,559,000	329,331,000
Total non current assets		46,762,000		54,868				341,332,000		389,559,000	329,331,000
Total assets		78,033,000		90,581				569,586,000		643,118,000	593,028,000
Commitments and contingencies
SHAREHOLDERS’ DEFICIT
Ordinary shares (US$0.0001 par value; 379,021,190 shares authorized as at December 31, 2022 and December 31, 2023; 221,777,718 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)		$ 20,000		$ 21				¥ 149,000		¥ 149,000	¥ 149,000
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		379,021,190		379,021,190				379,021,190		379,021,190	379,021,190
Ordinary shares, shares issued		221,777,718		221,777,718				221,777,718		221,777,718	221,777,718
Ordinary shares, shares outstanding		221,777,718		221,777,718				221,777,718		221,777,718	221,777,718
Treasury shares		$ (4,000)		$ (4)				¥ (31,000)		¥ (31,000)	¥ (31,000)
Additional paid-in capital		24,091,000		25,007				175,847,000		177,547,000	226,278,000
Statutory surplus reserve		1,283,000		1,298				9,367,000		9,217,000	8,253,000
Accumulated losses		(85,185,000)		(77,439)				(621,794,000)		(549,812,000)	(647,669,000)
Total shareholders deficit		(59,795,000)		(51,117)				(436,462,000)		(362,930,000)	(413,020,000)
Administrative expenses		(1,279,000)	(9,348,000)	(1,356)	(9,628,000)		(8,022,000)
Financial income, net		(2,000)	(13,000)	(72)	(508,000)		3,027,000
Income of subsidiaries		(5,892,000)	(43,015,000)	15,409	109,401,000		(88,528,000)
(LOSS)/PROFIT BEFORE TAX		(7,174,000)	(52,376,000)	13,981	99,265,000		(93,523,000)
(LOSS)/PROFIT BEFORE TAX					(2,000)
Income tax (expenses)/benefits					2,000
Net (loss)/profit for the year		(7,174,000)	(52,376,000)	13,981	99,263,000		(93,523,000)
Deemed dividend to Series C and Series C+ preferred shareholders at modification of Series C and Series C+ Preferred Shares							(130,011,000)
Net loss		(7,174,000)	(52,376,000)	13,981	99,263,000		(223,534,000)
Comprehensive (loss)/income attribute to Youlife International Holdings Inc.		(7,174,000)	(52,376,000)	13,981	99,263,000		(93,523,000)
Net cash used in operating activites		1,221,000	8,911,000	(1,236)	(8,775,000)		(21,678,000)
Net cash generated from investing activities
Net cash generated from (used in) financing activities		(1,281,000)	(9,348,000)	(1,338)	(9,498,000)		6,478,000
Exchange rate effect on cash and cash equivalents			(2,000)	(71)	(501,000)		3,019,000
Net decrease in cash and cash equivalents		(60,000)	(439,000)	(2,644)	(18,774,000)		(12,181,000)
Cash and cash equivalents at beginning of year from continuing operations		74,000	523,000	2,718	19,297,000		31,478,000
Cash and cash equivalents at end of the year from continuing operations	¥ 84,000	12,000	¥ 84,000	74,000	¥ 523,000	$ 2,718	¥ 19,297,000
Cash and cash equivalents at beginning of the year | $		(2,000)
Parent Company [Member] | Youlife International Holdings Inc [Member] | Series C and Series C+ Convertible Redeemable Preferred Shares (Member)
Current assets
Series C and Series C+ convertible redeemable preferred shares (US$0.0001 par value: 120,978,810 shares authorized as at December 31, 2022 and December 31, 2023; 120,978,810 shares issued and outstanding as at December 31, 2022 and December 31, 2023, respectively)		$ 137,828,000		$ 141,699				¥ 1,006,048,000		¥ 1,006,048,000	¥ 1,006,048,000
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810
Mezzanine equity, shares issued		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810
Mezzanine equity, shares outstanding		120,978,810		120,978,810				120,978,810		120,978,810	120,978,810